dividends per share (Tables)	12 Months Ended
Dec. 31, 2019
dividends per share
Dividends per share

Years ended December 31	2019				2018
(millions except per share amounts)	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share [1]	shareholders	Total	Effective	Per share [1]	shareholders	Total
Quarter 1 dividend	Mar. 11, 2019	$0.5450	Apr. 1, 2019	$329	Mar. 9, 2018	$0.5050	Apr. 2, 2018	$299
Quarter 2 dividend	Jun. 10, 2019	0.5625	Jul. 2, 2019	339	Jun. 8, 2018	0.5250	Jul. 3, 2018	315
Quarter 3 dividend	Sep. 10, 2019	0.5625	Oct. 1, 2019	338	Sep. 10, 2018	0.5250	Oct. 1, 2018	313
Quarter 4 dividend	Dec. 11, 2019	0.5825	Jan. 2, 2020	352	Dec. 10, 2018	0.5450	Jan. 2, 2019	326
		$2.2525		$1,358		$2.1000		$1,253

(1)	See Note 28(b).